Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents

17 Cash and cash equivalents

	2020 £m	2019 £m

Cash and bank balances	2,940	2,256

Cash equivalents	199	270

	3,139	2,526

The carrying value of cash and cash equivalents approximates their fair value.

Cash and cash equivalents are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	2020 £m	2019 £m

Functional currency	2,597	2,199

US dollar	197	127

Euro	170	64

Other currencies	175	136

	3,139	2,526

In the Group cash flow statement, net cash and cash equivalents are shown after deducting bank overdrafts and accrued interest where applicable, as follows:

	2020 £m	2019 £m

Cash and cash equivalents as above	3,139	2,526

Less overdrafts and accrued interest	(251)	(491)

Net cash and cash equivalents	2,888	2,035

Cash and cash equivalents include restricted amounts of £878 million (2019: £445 million) due to subsidiaries in CCAA protection (note 28), as well as £455 million (2019: £182 million) principally due to exchange control restrictions, including amounts of £141 million (2019: £nil) where the underlying restrictions are expected to be short-term in nature.

Cash and cash equivalents also include £48 million (2019: £14 million) of cash that is held as a hedging instrument.